Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Benefit for Income Taxes
The components of the provision expense (benefit) were as follows for the years ended December 31, 2022, 2021, and 2020 (in thousands):

	Year Ended December 31,
	2022	2021	2020
Current income tax expense (benefit):
Federal	$—	$—	$—
State	4	5	(53)

Total current	4	5	(53)
Deferred income tax expense (benefit):
Federal	(10,396)	(12,981)	(3,970)
State	(1,851)	(2,472)	(130)

Total deferred	(12,247)	(15,453)	(4,100)
Changes in tax rate	1,347	31	93
Changes in valuation allowance	10,900	15,422	4,007

Total income tax benefit from continuing operations	$4	$5	$(53)

Schedule of Deferred Tax Liabilities and Related Valuation Allowance
The components of the Company’s net deferred tax liabilities and related valuation allowance are as follows as of December 31, 2022 and 2021 (in thousands):

	Year Ended December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$48,984	$39,714
Debt related interest	15,272	12,205
Capitalized research and development	2,014	—
Tax credit carryforwards	1,630	1,630
Stock based compensation	1,602	3,233
Accrued expense and reserves	568	1,517
Operating lease liabilities	315	404
Other	77	236

Total deferred tax assets	70,462	58,939
Less valuation allowance	(67,543)	(56,643)

Total deferred tax assets	2,919	2,296

Deferred tax liabilities:
Intangible assets	(2,666)	(1,975)
Operating lease right-of-use assets	(253)	(319)
Other	—	(2)

Total deferred tax liabilities	(2,919)	(2,296)

Net deferred tax liabilities	$—	$—

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between U.S. federal income taxes at the statutory rate and the Company’s provision for income taxes are as follows for the years ended December 31, 2022, 2021, and 2020 (in thousands):

	Year Ended December 31,
	2022	2021	2020
Income tax benefit at federal statutory rate	$(4,905)	$(19,150)	$(9,408)
Valuation allowance	10,900	15,422	4,007
Debt discount and interest limitation	(9,293)	8,954	(806)
Compensation expense	2,469	224	166
Acquisition related charges	992	75	63
Prior year true-up and carryback	(713)	(3,968)	6,955
State, net of federal tax benefit	(174)	(2,545)	(1,164)
Income tax credits and incentives	—	—	(101)
Other	728	993	235

Income tax benefit	$4	$5	$(53)

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax expense (benefits) is as follows for the years ended December 31, 2022, 2021, and 2020 (in thousands):

	2022	2021	2020
Beginning balance	$408	$406	$385
Increase related to prior year tax positions	—	2	—
Decrease related to prior year tax positions	—	—	(4)
Increase related to current year tax positions	—	—	25

Ending balance	$408	$408	$406